COLUMBIA INTERMEDIATE TAX-EXEMPT BOND FUND
                                    (the "Fund")

                  Supplement to Prospectuses dated March 1, 2004


The section entitled Portfolio Managers is revised in its entirety as follows:

PORTFOLIO MANAGER

     Susan Sanderson, vice president of Columbia Management, is the manager for the Fund and has managed the Fund since June, 2002. Ms. Sanderson has been associated with Columbia Management or its predecessors since 1985.





710-36/182U-0105                                              January 12, 2005

              COLUMBIA CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
                COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND
              COLUMBIA NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
               COLUMBIA NEW YORK INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
             COLUMBIA RHODE ISLAND INTERMEDIATE MUNICIPAL BOND FUND
                                  (the "Funds")

                 Supplement to Prospectuses dated March 1, 2004


The section entitled Portfolio Managers is revised in its entirety as follows:

PORTFOLIO MANAGERS

     Susan Sanderson, vice president of Columbia Management, is the portfolio manager for the Florida, Massachusetts and Pennsylvania Funds and has managed the Florida Fund since it commenced operations in 1997, the Massachusetts Fund since it commenced operations in 1993, and the Pennsylvania Fund since May, 2001.

     Ms. Sanderson has been associated with Columbia Management or its predecessors since 1985.



     Brian McGreevy, vice president of Columbia Management, is the manager for the New Jersey, Rhode Island, Connecticut and New York Funds, and has managed the New Jersey Fund since April, 1998, the Rhode Island Fund since July, 1997, the Connecticut Fund since September, 2002, and the New York Fund since July, 1997.

     Mr. McGreevy has been associated with Columbia Management or its predecessors since December, 1994.



G-36/180U-0105                                                 January 12, 2005